Other capital reserve - Summary of 2006 Share Plan and 2006 India Share Plan (Details) - 2006 Share Plan and 2006 India Share Plan	12 Months Ended
	Mar. 31, 2019 Options installment shares	Mar. 31, 2018 Options shares	Mar. 31, 2017 Options
Vesting Schedule 1
Share based payments
Vesting period	60 months
Vesting Schedule 1, Tranche 1
Share based payments
Vesting period	2 years
Vesting Schedule 2
Share based payments
Number of equal monthly vesting installments	12
Vesting period	12 months
Vesting Schedule 3, Tranche 1
Share based payments
Percentage of shares to vest	50.00%
Number of equal quarterly vesting installments	16
Vesting Schedule 3, Tranche 2
Share based payments
Percentage of shares to vest	25.00%
Number of equal quarterly vesting installments	8
Vesting Schedule 3, Tranche 3
Share based payments
Percentage of shares to vest	25.00%
Number of equal quarterly vesting installments	4
Options
Share based payments
Options outstanding | Options	652,580	657,130	698,965
Ordinary shares
Share based payments
Shares reserved for issuance | shares	1,316,765	1,316,765
Ordinary shares | Options
Share based payments
Granted during the year | Options	652,580
Options outstanding | Options	652,580	657,130